PROPERTY AND EQUIPMENT, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
PROPERTY AND EQUIPMENT, NET.
Depreciation expenses	¥ 2,611,854	$ 389,961	¥ 2,773,122	¥ 1,582,461
Impairment loss of property and equipment	0		768,312	0
Loss from property and equipment disposal	¥ (48,628)	$ (7,260)	¥ 19,590	¥ 89,156